ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ (40,293)	$ (29,545)		$ (40,293)	$ (29,545)
Receivable, Net				408,958	436,815
Movement of allowances
Beginning of the year	29,545
Closing balance	40,293	29,545
Allowances for accounts receivable, trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receviable, gross				449,251	466,360
Allowance for credit losses	(40,293)	(32,733)	$ (32,733)	(40,293)	(29,545)
Receivable, Net				408,958	436,815
Movement of allowances
Beginning of the year	29,545	32,733	32,941
Allowances made (reversed) during the year, net	11,387	(1,386)	869
Accounts written-off against allowances	(639)	(309)	(297)
Foreign exchange effect		(1,493)	(780)
Closing balance	40,293	29,545	32,733
Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receviable, gross				299,019	109,156
Allowance for credit losses	(19,700)	(20,281)		(19,700)	(20,281)
Receivable, Net				279,319	88,875
Movement of allowances
Beginning of the year	20,281
Closing balance	19,700	20,281
Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receviable, gross				238,779	181,524
Allowance for credit losses	(8,802)	(11,431)		(8,802)	(11,431)
Receivable, Net				229,977	170,093
Movement of allowances
Beginning of the year	11,431
Closing balance	8,802	11,431
Advances to Suppliers and Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	(28,502)	(31,712)	(30,630)	$ (28,502)	$ (31,712)
Movement of allowances
Beginning of the year	31,712	30,630	29,111
Allowances made (reversed) during the year, net	2,280	2,657	2,112
Accounts written-off against allowances	(5,490)	(1,452)
Foreign exchange effect		(123)	(593)
Closing balance	$ 28,502	$ 31,712	$ 30,630